Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Contract Assets, Contract Liabilities and Contract Costs from Contracts with Customers	The following presents our contract assets and liabilities from our contracts with customers:

	As of December 31,
(In $ millions)	2021	2020

Accrued revenue	20.2	20.3
Current contract assets	20.2	20.3

Current deferred mobilization and contract preparation revenue (1)	(3.9)	(2.6)
Current contract liability	(3.9)	(2.6)

Non-current deferred mobilization and contract preparation revenue (2)	(2.5)	—
Non-current contract liability	(2.5)	—
Total contract liability	(6.4)	(2.6)

(1) Current deferred mobilization and contract preparation revenue is included in "Other current liabilities" in our Consolidated Balance Sheets (see Note 19 - Other Current Liabilities).

(2) Non-current deferred mobilization and contract preparation revenue is included in "Other non-current liabilities" in our Consolidated Balance Sheets.
Contract Costs

Deferred mobilization and contract preparation costs relate to costs incurred to prepare a rig for contract and delivery or to mobilize a rig to the drilling location. We defer pre‑operating costs, such as contract preparation and mobilization costs, and recognize such costs on a straight‑line basis, over the estimated firm period of the drilling contract. Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization process.

	As of December 31,
(In $ millions)	2021	2020
Current deferred mobilization and contract preparation costs	17.2	5.7
Non-current deferred mobilization and contract preparation costs (1)	4.4	—
Total deferred mobilization and contract preparation asset	21.6	5.7

(1) Non-current deferred mobilization and contract preparation costs are included in "Other non-current assets" in our Consolidated Balance Sheets (see Note 17 - Other Non-Current Assets).

Changes in the Remaining Performance Obligation Contract Asset Balances
Total movement in our contract assets and contract liabilities balances during the years ended December 31, 2021 and 2020 are as follows:

(In $ millions)	Contract assets	Contract liabilities
Balance as of December 31, 2019	31.7	5.6
Performance obligations satisfied during the reporting period	20.3	—
Amortization of revenue	—	(15.9)
Cash received, excluding amounts recognized as revenue	—	12.9
Cash received against the contract asset balance	(31.7)	—
Balance as of December 31, 2020	20.3	2.6
Performance obligations satisfied during the reporting period	20.2	—
Amortization of revenue	—	(5.9)
Cash received, excluding amounts recognized as revenue	—	9.7
Cash received against the contract asset balance	(20.3)	—
Balance as of December 31, 2021	20.2	6.4

Disaggregation of Revenue

	For the years ended December 31,
(In $ millions)	2021	2020	2019
Over time	234.7	288.8	314.2
Point in time	10.6	18.7	19.9
Total	245.3	307.5	334.1

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction	Revenue on existing contracts, where performance obligations are unsatisfied or partially unsatisfied at the balance sheet date, is expected to be recognized as follows:
As at December 31, 2021:

	For the years ending December 31,
(In $ millions)	2022	2023	2024 onwards
Dayrate revenue	392.4	88.2	15.3
Other revenue (1)	19.4	8.5	1.8
Total	411.8	96.7	17.1

(1) Other revenue represents lump sum revenue associated with contract preparation and mobilization and is recognized ratably over the the firm term of the associated contract in "Dayrate revenue" in the Consolidated Statements of Operations.